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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      PUTNAM CAPITAL MANAGER VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.55%              1.21%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2008)

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND:                      FEE               FEES*            EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American                   0.650%              N/A              0.180%              0.010%
  Government Income Fund --
  Class IA
 Putnam VT Diversified Income         0.700%              N/A              0.170%              0.010%
  Fund -- Class IA
 Putnam VT Equity Income Fund         0.650%              N/A              0.130%              0.020%
  -- Class IA
 Putnam VT Global Asset               0.700%              N/A              0.220%              0.010%
  Allocation Fund -- Class IA
 Putnam VT Global Equity Fund         0.800%              N/A              0.130%                 N/A
  -- Class IA
 Putnam VT Global Health Care         0.700%              N/A              0.160%              0.010%
  Fund -- Class IA
 Putnam VT Global Utilities           0.700%              N/A              0.120%                 N/A
  Fund -- Class IA
 Putnam VT Growth and Income          0.530%              N/A              0.070%                 N/A
  Fund -- Class IA
 Putnam VT Growth                     0.700%              N/A              0.500%              0.010%
  Opportunities Fund -- Class
  IA
 Putnam VT High Yield Fund --         0.700%              N/A              0.120%              0.010%
  Class IA
 Putnam VT Income Fund --             0.640%              N/A              0.110%              0.010%
  Class IA
 Putnam VT International              0.750%              N/A              0.120%              0.010%
  Equity Fund -- Class IA
 Putnam VT International              0.800%              N/A              0.130%                 N/A
  Growth and Income Fund --
  Class IA
 Putnam VT International New          1.000%              N/A              0.180%                 N/A
  Opportunities Fund -- Class
  IA
 Putnam VT Investors Fund --          0.650%              N/A              0.120%                 N/A
  Class IA
 Putnam VT Money Market Fund          0.450%            0.250%             0.100%                 N/A
  -- Class IA
 Putnam VT New Opportunities          0.670%              N/A              0.090%                 N/A
  Fund -- Class IA
 Putnam VT Research Fund --           0.650%              N/A              0.220%                 N/A
  Class IA
 Putnam VT Small Cap Value            0.800%              N/A              0.120%              0.080%
  Fund -- Class IA
 Putnam VT The George Putnam          0.650%              N/A              0.160%              0.020%
  Fund of Boston -- Class IA
 Putnam VT Vista Fund --              0.650%              N/A              0.150%              0.010%
  Class IA
 Putnam VT Voyager Fund --            0.640%              N/A              0.080%              0.010%
  Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER            NET TOTAL
                                     ANNUAL              AND/OR                ANNUAL
                                   OPERATING             EXPENSE             OPERATING
UNDERLYING FUND:                    EXPENSES          REIMBURSEMENT           EXPENSES
-----------------------------  -------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American                   0.840%                N/A                0.840%  (3)(4)
  Government Income Fund --
  Class IA
 Putnam VT Diversified Income         0.880%                N/A                0.880%  (3)(4)
  Fund -- Class IA
 Putnam VT Equity Income Fund         0.800%                N/A                0.800%  (3)
  -- Class IA
 Putnam VT Global Asset               0.930%                N/A                0.930%  (3)(4)
  Allocation Fund -- Class IA
 Putnam VT Global Equity Fund         0.930%                N/A                0.930%  (1)(4)
  -- Class IA
 Putnam VT Global Health Care         0.870%                N/A                0.870%  (2)(3)
  Fund -- Class IA
 Putnam VT Global Utilities           0.820%                N/A                0.820%  (1)(4)
  Fund -- Class IA
 Putnam VT Growth and Income          0.600%                N/A                0.600%  (1)
  Fund -- Class IA
 Putnam VT Growth                     1.210%                N/A                1.210%  (3)(4)
  Opportunities Fund -- Class
  IA
 Putnam VT High Yield Fund --         0.830%                N/A                0.830%  (3)(4)
  Class IA
 Putnam VT Income Fund --             0.760%                N/A                0.760%  (3)(4)
  Class IA
 Putnam VT International              0.880%                N/A                0.880%  (3)
  Equity Fund -- Class IA
 Putnam VT International              0.930%                N/A                0.930%  (1)
  Growth and Income Fund --
  Class IA
 Putnam VT International New          1.180%                N/A                1.180%  (1)(4)
  Opportunities Fund -- Class
  IA
 Putnam VT Investors Fund --          0.770%                N/A                0.770%  (1)
  Class IA
 Putnam VT Money Market Fund          0.800%                N/A                0.800%  (1)(2)(4)
  -- Class IA
 Putnam VT New Opportunities          0.760%                N/A                0.760%  (1)
  Fund -- Class IA
 Putnam VT Research Fund --           0.870%                N/A                0.870%  (1)(4)
  Class IA
 Putnam VT Small Cap Value            1.000%                N/A                1.000%  (3)
  Fund -- Class IA
 Putnam VT The George Putnam          0.830%                N/A                0.830%  (3)(4)
  Fund of Boston -- Class IA
 Putnam VT Vista Fund --              0.810%                N/A                0.810%  (3)
  Class IA
 Putnam VT Voyager Fund --            0.730%                N/A                0.730%  (3)
  Class IA

NOTES

(1) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

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(2)  In order to further limit expenses, Putnam Management had agreed to waive fees and reimburse expenses of the funds through June 30, 2008 to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts for: Putnam VT Global Health Care Fund --0.03%; Putnam VT Money Market Fund -- 0.02%.

(3) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses

(4) Putnam Management has agreed to waive fees and reimburse expenses of the funds through December 31, 2009 to the extent necessary to ensure that the funds expenses do not exceed the simple average of the expenses for the funds Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the funds expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts: Putnam VT American Government Income Fund -- 0.20%; Putnam VT Capital Opportunities Fund -- 0.17%; Putnam VT Diversified Income Fund -- 0.12%; Putnam VT The George Putnam Fund of Boston -- 0.04%; Putnam VT Global Asset Allocation Fund -- 0.14%; Putnam VT Global Equity Fund -- 0.05%; Putnam VT Global Utilities Fund -- 0.01%; Putnam VT Growth Opportunities Fund -- 0.39%; Putnam VT High Yield Fund -- 0.10%; Putnam VT Income Fund -- 0.17%; Putnam VT International New Opportunities Fund -- 0.08%; Putnam VT Mid Cap Value Fund -- 0.09%; Putnam VT Money Market Fund -- 0.06%; Putnam VT Research Fund --0.07%

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT Global Asset Allocation Fund  High level of long-term total return         Putnam Investment Management, LLC Putnam
  -- Class IA                            consistent with preservation of capital      Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  IA+                                                                                 Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  Class IA (1)                                                                        Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA (2)                                                                        Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Seeks capital appreciation                   Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth and      Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Income Fund -- Class IA                secondary objective                          Advisory Company, LLC
 Putnam VT International New             Seeks long-term capital appreciation         Putnam Investment Management, LLC Putnam
  Opportunities Fund -- Class IA                                                      Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA                                     Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT New Opportunities Fund --     Seeks long-term capital appreciation         Putnam Investment Management, LLC
  Class IA
 Putnam VT Research Fund -- Class IA     Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Seeks capital appreciation                   Putnam Investment Management, LLC
  Class IA
 Putnam VT The George Putnam Fund of     A balanced investment composed of a well     Putnam Investment Management, LLC
  Boston -- Class IA                     diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 Putnam VT Vista Fund -- Class IA        Seeks capital appreciation                   Putnam Investment Management, LLC
 Putnam VT Voyager Fund -- Class IA      Seeks capital appreciation                   Putnam Investment Management, LLC

+ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006

NOTES

(1)  Formerly Putnam VT Health Sciences Fund -- Class IA

(2)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of ABOUT US in the prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $4,688,229 (excluding indirect benefits received by offering HLS Funds as investment options).

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3. ADDITIONAL PAYMENTS

The following updates, "Additional Payment" section of HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14.5 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $3.9 million in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

4. POLICY LIMITATIONS

The following amends the "Policy Limitations" section of YOUR POLICY in the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

5. SETTLEMENT OPTIONS

The following amends the "Settlement Options" section of YOUR POLICY in the prospectus:

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely less than the amount of interest we credit and Hartford is making a profit from the difference.

Refer to your Policy or Contact Us to information about additional settlement options.

6. HOW TO SEND PREMIUM PAYMENTS

The following updates the "Allocation of Premium" section of PREMIUMS in the prospectus:

Mail

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Team at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

Wire

You may also arrange to pay your premium by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

                                    5

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7. LEGAL PROCEEDINGS

The following amends the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

                                    6